EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total
Balance, January 1, 2022	$11,052	$-	$1	$11,053

Costs incurred during 2022:
Acquisition costs – Note 4	-	37,618	-	37,618
Drilling and exploration	719	296	-	1,015
Assessments and taxes	94	61	-	155
Effect of movements in exchange rates	(30)	-	-	(30)
Option income – Note 9(a)(ii)	(7)	-	-	(7)

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804
Costs incurred during 2023:
Drilling and exploration	168	183	-	351
Assessments and taxes	56	23	-	79
Effect of movements in exchange rates	10	(109)	-	(99)
Option income – Note 9(a)(ii)	(41)	-	-	(41)

Balance, March 31, 2023	$12,021	$38,072	$1	$50,094